Note 12 - Associates, Joint Ventures, and Other Long-term Investments - Carrying Amounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Investments in associates and joint ventures		$ 6	$ 364,946
Net income (loss)		$ (43,964)	$ 179,174	$ 57,899
nHorizon [member]
Statement Line Items [Line Items]
Ownership interest		29.09%	29.09%	29.09%
Investments in associates and joint ventures		$ 6	$ 463	$ 963
Carrying amount as of January 1		463	963	443
Share of net income (loss)		(458)	(535)	518
Carrying amount as of December 31		6	463	963
Net income (loss)		(458)	(535)	518
Opera's share in equity		(120)	391	886
Equity method adjustments		126	72	77
Foreign exchange adjustments		$ 1	35	3
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Ownership interest	[1]	6.44%
Investments in associates and joint ventures		$ 84,600	45,220
Carrying amount as of January 1		45,220	43,096
Share of net income (loss)		(214)	(876)
Change in fair value of preferred shares		29,415	3,000
Change in fair value of ordinary shares		29,094	0
Disposal		(18,915)	0
Carrying amount as of December 31		$ 84,600	45,220	$ 43,096
Star X [member]
Statement Line Items [Line Items]
Ownership interest		19.35%
Investments in associates and joint ventures		$ 83,468	55,000
AB Fjord Bank [member]
Statement Line Items [Line Items]
Ownership interest		6.09%
Investments in associates and joint ventures		$ 897	0
Nanobank [member]
Statement Line Items [Line Items]
Ownership interest		42.35%
Investments in associates and joint ventures		$ 120,311	$ 264,261

[1]	Until mid-2021, Opera had an ownership interest of 13.1% in OPay and the investment in ordinary shares was accounted for in accordance with the equity method. Subsequently the investment in ordinary shares was measured at fair value through profit or loss, consistent with the accounting for the preferred shares.